CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net income (loss)	$ (1,461)	$ (8,114)	$ 1,499
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	4,920	6,197	7,011
Provision for doubtful accounts	18	378	72
Allowances for obsolete inventories	263	1,408	573
Impairment of property, plant and equipment		4,474	8
Gain on sale of property, plant and equipment	(77)	(71)	(4,339)
Unrealized holding loss (gain) on marketable securities		21	(42)
Gain on disposal of marketable securities	(22)	(853)	(160)
Stock-based compensation expenses	549		125
Deferred tax	175	(211)	1,016
Changes in operating assets and liabilities:
Accounts receivable	4,716	(3,189)	7,756
Inventories	3,402	(5,117)	5,064
Prepaid expenses and other current assets	(10)	(310)	287
Accounts payable	(1,123)	(434)	(3,072)
Accrued payroll and employee benefits	(193)	1,401	97
Customer deposits	292	1,082	(577)
Other accrued liabilities	(142)	(452)	(262)
Income taxes payable	(158)	596	(705)
Net cash provided by (used in) operating activities	11,149	(3,194)	14,351
Cash flows from investing activities
Purchase of property, plant and equipment	(282)	(1,034)	(1,606)
Proceeds from sale of property, plant and equipment, net of transaction costs	314	87	5,528
Purchase of marketable securities	(3,184)	(8,049)	(5,631)
Proceeds from sale of marketable securities	4,251	13,509	260
Purchase of available-for-sale securities	(8,376)
Increase in fixed deposits maturing over three months	(4,008)
Net cash provided by (used in) investing activities	(11,285)	4,513	(1,449)
Cash flows from financing activities
Dividends paid	(2,430)	(810)	(1,619)
Exercise of stock options	4	6	703
Net cash used in financing activities	(2,426)	(804)	(916)
Net increase (decrease) in cash and cash equivalents	(2,562)	515	11,986
Cash and cash equivalents, beginning of year	35,635	35,120	23,134
Cash and cash equivalents, end of year	33,073	35,635	35,120
Cash paid during the year for:
Interest
Income taxes	$ 469		$ 380